Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023
DiamiR Biosciences Corp
Ordinary shares, par value (in Dollars per share)		$ 0.001		$ 0.001
Ordinary shares, shares authorized		100,000,000		100,000,000
Ordinary shares, shares issued		4,440,891		4,440,891
Ordinary shares, shares outstanding		4,440,891		4,440,891
Preferred stock par value (in Dollars per share)		$ 0.001		$ 0.001
Preferred stock, shares authorized		10,000,000		10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	9,999,996,000,000		9,999,996,000,000		9,999,996,000,000
Ordinary shares, shares issued	5,346,823		3,811,823		2,937,921
Ordinary shares, shares outstanding	5,346,823		3,811,823		2,937,921
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.00001		$ 0.00001		$ 0.00001
Ordinary shares, shares authorized	4,000,000		4,000,000		4,000,000
Ordinary shares, shares issued	1,796,934		1,796,934		2,243,776
Ordinary shares, shares outstanding	1,796,934		1,796,934		2,243,776